UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

BlackRock Floating Rate Income Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55

East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2013

Date of reporting period: 11/30/2012

Item 1 – Schedule of Investments

Consolidated Schedule of Investments November 30, 2012 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares		Value

Chemicals — 0.0%
GEO Specialty Chemicals, Inc. (a)(b)		39,151	$18,009

Media — 0.1%
HMH Publishing Co. Ltd. (AKA Education Media)		48,185	963,707

Paper & Forest Products — 0.1%
Ainsworth Lumber Co. Ltd. (a)(b)		268,109	877,188

Total Common Stocks — 0.2%			1,858,904

Corporate Bonds	Par (000)		Value

Aerospace & Defense — 0.1%
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (b)	USD	776	818,342

Airlines — 0.1%
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 10/15/21		765	780,572

Chemicals — 0.2%
Hexion U.S. Finance Corp., 6.63%, 4/15/20		775	773,062
MPM Escrow LLC/MPM Finance Escrow Corp., 8.88%, 10/15/20 (b)		1,230	1,220,775

			1,993,837

Commercial Services & Supplies — 0.0%
ARAMARK Corp., 3.81%, 2/01/15 (c)		395	394,013

Diversified Financial Services — 1.2%
Ally Financial, Inc., 2.62%, 12/01/14 (c)		2,355	2,345,740
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75%, 1/15/16		3,765	3,925,013
8.00%, 1/15/18		1,660	1,763,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
5.75%, 10/15/20 (b)		6,875	7,029,687
6.88%, 2/15/21		430	463,325

			15,527,515

Diversified Telecommunication Services — 0.1%
ITC Deltacom, Inc., 10.50%, 4/01/16		720	770,400
Level 3 Financing, Inc., 4.47%, 2/15/15 (c)		1,145	1,142,137

			1,912,537

Electric Utilities — 0.8%
Energy Future Holdings Corp., 10.00%, 1/15/20		1,525	1,620,312
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/01/20		7,765	8,657,975

			10,278,287

Energy Equipment & Services — 0.1%
FTS International Services LLC/FTS International Bonds, Inc., 8.13%, 11/15/18 (b)		832	856,960

Corporate Bonds	Par (000)		Value

Health Care Providers & Services — 0.4%
CHS/Community Health Systems, Inc., 5.13%, 8/15/18	USD	2,027	$2,133,418
HCA, Inc., 6.50%, 2/15/20		1,725	1,936,313
Tenet Healthcare Corp., 6.25%, 11/01/18		1,180	1,298,000

			5,367,731

Household Durables — 0.1%
Beazer Homes USA, Inc., 6.63%, 4/15/18 (b)		1,395	1,485,675

Independent Power Producers & Energy Traders — 0.1%
Calpine Corp., 7.25%, 10/15/17 (b)		953	1,019,710

Internet Software & Services — 0.4%
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20		2,790	3,048,075
10.13%, 7/01/20		1,890	2,116,800

			5,164,875

Media — 0.5%
Clear Channel Communications, Inc., 9.00%, 12/15/19 (b)		2,007	1,818,844
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22 (b)		1,759	1,767,795
6.50%, 11/15/22 (b)		651	647,745
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 8.13%, 12/01/17 (b)		2,000	2,170,000

			6,404,384

Oil, Gas & Consumable Fuels — 0.1%
EP Energy LLC/EP Energy Finance, Inc., 6.88%, 5/01/19 (b)		960	1,039,200

Real Estate Management & Development — 0.1%
Realogy Corp., 7.63%, 1/15/20 (b)		1,020	1,137,300

Software — 0.1%
First Data Corp., 6.75%, 11/01/20 (b)		1,930	1,944,475

Trading Companies & Distributors — 0.0%
United Rentals North America, Inc., 5.75%, 7/15/18 (b)		535	576,463

Wireless Telecommunication Services — 0.8%
Cricket Communications, Inc., 7.75%, 5/15/16		3,850	4,071,375
Sprint Nextel Corp.:
9.00%, 11/15/18 (b)		1,830	2,255,475
7.00%, 3/01/20 (b)		3,270	3,785,025

			10,111,875

Total Corporate Bonds — 5.2%			66,813,751

Floating Rate Loan Interests (c)	Par (000)		Value

Advertising — 0.1%
Affinion Group, Inc., Tranche B Term Loan, 6.50%, 10/09/16		965	888,230

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AKA CAD DIP EUR	Also known as Canadian Dollar Debtor in possession Euro	FKA GBP USD	Formerly known as British Pound US Dollar

.
BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2012	1

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)		Value

Aerospace & Defense — 1.8%
Sequa Corp.:
Term Loan, 3.46% - 3.61%, 12/03/14	USD	11,930	$11,885,363
Tranche 1 2011 New Term Loan, 6.25%, 12/03/14		3,097	3,092,729
The SI Organization, Inc., New Tranche B Term Loan, 4.50%, 11/22/16		1,339	1,330,842
Spirit Aerosystems, Inc. (FKA Mid-Western Aircraft Systems, Inc. & Onex Wind Finance LP), Term B Loan, 3.75%, 4/18/19		1,478	1,482,495
TransDigm, Inc.:
Tranche B-1 Term Loan, 4.00%, 2/14/17		2,800	2,809,230
Tranche B-2 Term Loan, 4.00%, 2/14/17		1,119	1,123,204
Wesco Aircraft Hardware Corp., Tranche B Term Loan, 5.25%, 4/07/17		1,848	1,851,102

			23,574,965

Airlines — 0.5%
Delta Air Lines, Inc.:
Term Loan 2011, 5.50%, 4/20/17		3,178	3,191,844
Term Loan, 4.25%, 4/18/16		2,370	2,367,038
US Airways Group, Inc., Loan, 2.71%, 3/21/14		355	347,101

			5,905,983

Auto Components — 1.4%
Federal-Mogul Corp.:
Tranche B Term Loan, 2.15%, 12/29/14		5,016	4,656,365
Tranche C Term Loan, 2.15%, 12/28/15		1,644	1,525,938
Fram Group Holdings, Inc./Prestone Holdings, Inc., Term Loan (First Lien), 6.50%, 7/29/17		3,628	3,607,959
The Goodyear Tire & Rubber Co., Loan (Second Lien), 4.75%, 4/30/19		6,745	6,778,725
UCI International, Inc. (United Components), Term Loan, 5.50%, 7/26/17		1,400	1,405,901

			17,974,888

Automobiles — 0.4%
KAR Auction Services, Inc., Term Loan, 5.00%, 5/19/17		5,081	5,112,271

Biotechnology — 0.6%
Alkermes, Inc., 2019 Term Loan, 4.50%, 9/25/19		3,280	3,299,122
Grifols, Inc., New U.S. Tranche B Term Loan, 4.50%, 6/01/17		4,398	4,443,427

			7,742,549

Building Products — 2.1%
Armstrong World Industries, Inc., Term Loan B-1, 4.00%, 3/10/18		5,212	5,248,257
CPG International I, Inc., Term Loan, 5.75%, 9/21/19		5,075	5,100,375
Hupah Finance, Inc., Initial Term Loan, 6.25% - 7.25%, 1/21/19		4,249	4,286,087
Tronox Pigments (Netherlands) BV:
Closing Date Term Loan, 4.25%, 2/08/18		3,844	3,864,592
Delayed Draw Term Loan, 4.25%, 2/08/18		1,048	1,053,980
Wilsonart LLC, Term Loan, 5.50%, 10/18/19		6,580	6,612,900

			26,166,191

Capital Markets — 0.4%
American Capital Ltd. (FKA American Capital Strategies Ltd.), Senior Secured Term Loan, 5.50%, 8/22/16		5,506	5,574,825

Floating Rate Loan Interests (c)	Par (000)		Value

Chemicals — 2.2%
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18	USD	7,959	$7,799,468
Ashland, Inc., Term B Loan, 3.75%, 8/23/18		1,554	1,567,442
Chemtura Corp., Term Facility, 5.50%, 8/29/16		3,255	3,293,669
General Chemical Corp., New Tranche B Term Loan, 5.00% - 5.75%, 10/06/15		1,763	1,761,708
INEOS U.S. Finance LLC:
Cash Dollar Term Loan, 6.50%, 5/04/18		7,953	8,043,701
Short-Dated Cash Dollar Term Loan, 5.50%, 5/04/15		627	636,836
PolyOne Corp., Loan, 5.00%, 12/20/17		1,166	1,171,144
Trinseo Materials Operating S.C.A. (FKA Styron S.à r.l.), Term Loan, 8.00%, 8/02/17		1,934	1,851,301
Univar, Inc., Term B Loan, 5.00%, 6/30/17		2,403	2,387,106

			28,512,375

Commercial Services & Supplies — 7.2%
ACCO Brands Corp., Term B Loan, 4.25%, 5/01/19		3,836	3,865,151
ADS Waste Holdings, Inc., Term Loan, 5.25%, 10/09/19		8,750	8,841,875
Altegrity, Inc. (FKA U.S. Investigations Services, Inc.):
Term Loan, 2.96%, 2/21/15		1,753	1,626,226
Tranche D Term Loan, 7.75%, 2/21/15		1,488	1,487,264
American Rock Salt Co. LLC, Term Loan, 5.50%, 4/25/17		2,315	2,285,576
ARAMARK Corp.:
LC-2 Facility, 0.06% - 3.40%, 7/26/16		25	24,734
LC-3 Facility, 0.06% - 3.40%, 7/26/16		10	10,150
U.S. Term B Loan (Extending), 3.46%, 7/26/16		375	376,098
U.S. Term C Loan, 3.46% - 3.61%, 7/26/16		126	125,992
AWAS Finance Luxembourg 2012 SA, Term Loan, 4.75%, 7/16/18		896	907,655
AWAS Finance Luxembourg S.à r.l., Loan, 5.25%, 6/10/16		3,366	3,408,397
Ceridian Corp., Extended U.S. Term Loan, 5.96%, 5/09/17		6,238	6,218,488
Coinmach Service Corp., Term Loan, 3.21%, 11/14/14		5,244	5,073,384
DynCorp International, Inc., Term Loan, 6.25% - 6.75%, 7/07/16		1,098	1,102,252
Garda Security, Term Loan, 4.50%, 9/28/17		1,470	1,484,700
GCA Services Group, Inc.:
Term Loan, 5.25%, 10/10/19		2,645	2,633,970
Term Loan, 9.25%, 10/10/20		1,480	1,465,200
Getty Images, Inc., Initial Term Loan (New), 4.75%, 10/18/19		5,430	5,448,842
HD Supply, Inc., Term Loan, 7.25%, 10/12/17		18,464	18,942,841
IG Investments Holdings LLC, Term Loan, 6.00%, 10/24/19		2,600	2,587,000
Infogroup, Inc., Term B Loan, 5.75%, 5/26/18		1,718	1,515,960
Intelligrated, Inc., Term Loan (First Lien 2012), 6.75%, 7/30/18		2,400	2,421,000
Kronos, Inc., Term Loan, 9.75%, 4/23/20		2,130	2,130,000
Laureate Education, Inc., Extended Term Loan, 5.25%, 6/15/18		6,324	6,267,108
Nexeo Solutions LLC, Initial Loans, 5.00%, 9/08/17		5,298	5,193,623
Progressive Waste Solutions Ltd., Term B Loan, 3.50%, 10/24/19		2,770	2,790,775

.
2	BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2012

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par
Floating Rate Loan Interests (c)	(000)		Value

Commercial Services & Supplies (concluded)
Protection One, Inc., Term Loan 2012, 5.75%, 3/21/19	USD	2,736	$2,752,202
Safway Services LLC, First Out Tranche Loan, 9.00%, 12/18/17		1,500	1,500,000

			92,486,463

Communications Equipment — 0.4%
Commscope, Inc., Tranche 1 Term Loan, 4.25%, 1/14/18		4,532	4,551,741

Computers & Peripherals — 0.4%
CDW LLC (FKA CDW Corp.), Extended Term Loan, 4.00%, 7/15/17		4,756	4,696,729

Construction Materials — 0.3%
Metals USA, Term Loan, 6.25%, 11/08/19		3,230	3,197,700

Consumer Finance — 0.6%
Trans Union LLC, Replacement Term Loan, 5.50%, 2/10/18		7,495	7,594,953

Containers & Packaging — 0.2%
Sealed Air Corp., Term Loan, 4.00%, 10/03/18		2,670	2,690,025

Diversified Consumer Services — 0.8%
Education Management LLC, Tranche C-3 Term Loan, 8.25%, 3/30/18		944	812,402
The ServiceMaster Co.:
Delayed Draw Term Loan, 2.71%, 7/24/14		608	605,535
Tranche A Term Loan, 2.71%, 7/24/14		6,463	6,438,955
Weight Watchers International, Inc., Term F Loan, 4.00%, 3/15/19		2,670	2,683,116

			10,540,008

Diversified Financial Services — 4.2%
Delos Aircraft, Inc., Term Loan, 4.75%, 4/12/16		5,125	5,179,479
GMACM Borrower LLC (RFC Borrower LLC):
Term A-1 Loan, 5.00%, 11/18/13		5,495	5,497,308
Term A-2 Loan, 6.75%, 11/18/13		625	628,125
HarbourVest Partners LP, Term Loan, 5.00%, 10/31/17		2,685	2,688,356
iPayment, Inc., Term Loan, 5.75%, 5/08/17		1,104	1,097,365
Matrix Acquisition Corp. (MacDermid, Inc.), Tranche C Term Loan, 2.30%, 4/12/14	EUR	873	1,125,902
Nuveen Investments, Inc.:
Additional Extended First-Lien Term Loan, 5.81% - 5.86%, 5/13/17	USD	2,494	2,492,255
Extended First-Lien Term Loan, 5.81% - 5.86%, 5/13/17		11,326	11,329,237
First-Lien Incremental Term Loan, 7.25%, 5/13/17		290	291,450
New Second-Lien Term Loan, 8.25%, 2/28/19		5,755	5,841,325
Reynolds Group Holdings, Inc., U.S. Term Loan, 4.75%, 9/28/18		10,930	11,010,773
Springleaf Financial Funding Co. (FKA American General Finance Corp.), Initial Loan, 5.50%, 5/10/17		6,400	6,321,600

			53,503,175

	Par
Floating Rate Loan Interests (c)	(000)		Value

Diversified Telecommunication Services — 7.7%
Avaya, Inc.:
Term B-1 Loan, 3.06%, 10/24/14	USD	6,370	$6,000,408
Term B-3 Loan, 4.81%, 10/26/17		2,540	2,221,154
Bresnan Broadband Holdings LLC, Term B Loan, 4.50%, 12/14/17		8,182	8,201,184
Consolidated Communications, Inc., Term Loan, 5.25%, 12/31/18		6,365	6,341,131
Hawaiian Telcom Communications, Inc., Term Loan, 7.00%, 2/28/17		4,090	4,159,039
Integra Telecom Holdings, Inc., Term Loan, 9.25%, 4/15/15		2,176	2,170,233
Intelsat Jackson Holdings SA (FKA Intelsat Jackson Holdings Ltd.), Tranche B-1 Term Loan, 4.50%, 4/02/18		18,683	18,729,297
Level 3 Financing, Inc.:
Tranche B 2016 Term Loan, 4.75%, 2/01/16		3,595	3,595,000
Tranche B 2019 Term Loan, 5.25%, 8/01/19		3,100	3,119,375
Tranche B-II 2019 Term Loan, 4.75%, 8/01/19		16,940	17,024,700
Telesat Canada, Term A Loan, 3.00%, 3/28/17	CAD	5,230	5,054,412
U.S. Telepacific Corp., Term Loan Advance, 5.75%, 2/23/17	USD	4,416	4,357,481
West Corp., Term B-6 Loan, 5.75%, 6/30/18		5,112	5,188,870
Zayo Group LLC (Zayo Capital, Inc.), Term Loan, 5.25%, 7/02/19		12,378	12,453,240

			98,615,524

Electronic Equipment, Instruments & Components — 0.0%
Flextronics International Ltd.:
A-2 Delayed Draw Loan, 2.46%, 10/01/14		34	33,766
A-3 Delayed Draw Loan, 2.46%, 10/01/14		39	39,393

			73,159

Energy Equipment & Services — 0.7%
Vantage Drilling Co., Term Loan, 6.25%, 11/05/17		8,855	8,722,175

Food & Staples Retailing — 1.9%
AB Acquisitions UK Topco 2 Ltd. (FKA Alliance Boots), Facility B1, 0.00% - 3.49%, 7/09/15	GBP	5,675	8,817,179
BJ’s Wholesale Club, Inc.:
Initial Loans (Second Lien), 9.75%, 3/26/20	USD	1,505	1,544,130
New Replacement Loan (First Lien), 5.75%, 9/26/19		2,730	2,760,330
Dunkin’ Brands, Inc., Term B-2 Loan, 4.00% - 5.25%, 11/23/17		6,335	6,364,299
U.S. Foods, Inc. (AKA U.S. Foodservice, Inc.):
Extended Term Loan, 5.75%, 3/31/17		3,139	3,087,621
Term Loan, 5.75%, 3/31/17		1,230	1,207,958

			23,781,517

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BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2012	3

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)		Value

Food Products — 1.6%
AdvancePierre Foods, Inc., Term Loan (First Lien), 5.75%, 7/10/17	USD	4,570	$4,612,273
Del Monte Foods Co., Initial Term Loan, 4.50%, 3/08/18		5,517	5,519,240
Dole Food Co., Inc., Tranche B-2 Term Loan, 5.00% - 6.00%, 7/08/18		2,010	2,014,324
Michael Foods Group, Inc. (FKA M-Foods Holdings, Inc.), Term B Facility, 4.25%, 2/25/18		1,426	1,431,995
Pinnacle Foods Finance LLC:
Extended Initial Term Loan, 3.71%, 10/02/16		1,285	1,289,870
Tranche E Term Loan, 4.75%, 10/17/18		2,524	2,534,900
Solvest Ltd. (Dole), Tranche C-2 Term Loan, 5.00% - 6.00%, 7/08/18		3,597	3,604,585

			21,007,187

Health Care Equipment & Supplies — 4.1%
Bausch & Lomb, Inc., Parent Term Loan, 5.25%, 5/17/19		9,536	9,655,301
Biomet, Inc., Dollar Term B-1 Loan, 3.96%, 7/25/17		2,063	2,079,897
BSN Medical Luxembourg Holding, S.à r.l. (P&F Capital), Facility B1A, 5.00%, 8/28/19		2,975	2,980,950
ConvaTec, Inc., Dollar Term Loan, 5.00%, 12/22/16		4,051	4,073,297
DJO Finance LLC (ReAble Therapeutics Finance LLC):
Tranche B-2 Term Loan (Extended), 5.21%, 11/01/16		989	989,517
Tranche B-3 Term Loan, 6.25%, 9/15/17		7,771	7,798,692
Hologic, Inc., Tranche B Term Loan, 4.50%, 8/01/19		11,302	11,409,945
Immucor, Inc. (FKA IVD Acquisition Corp.), Term B-1 Loan, 5.75%, 8/19/18		6,803	6,868,181
Kinetic Concepts, Inc., Dollar Term C-1 Loan, 5.50%, 5/04/18		6,888	6,934,866

			52,790,646

Health Care Providers & Services — 4.0%
Ardent Medical Services, Inc., Term Loan, 6.75%, 5/16/18		1,855	1,864,275
CHG Companies, Inc., Term Loan, 5.00%, 11/09/19		3,505	3,496,238
DaVita, Inc.:
Term Loan B2, 4.00%, 8/01/19		4,940	4,949,682
Tranche B Term Loan, 4.50%, 10/20/16		4,592	4,614,676
Drumm Investors LLC (AKA Golden Living), Term Loan, 5.00%, 5/04/18		969	929,171
Emdeon, Inc., Term B-1 Loan, 5.00%, 11/02/18		5,632	5,698,718
Emergency Medical Services Corp., Initial Term Loan, 5.25%, 5/25/18		5,027	5,070,600
Genesis Healthcare Corp., Term Loan, 10.00%, 9/20/17		865	831,481
HCA, Inc.:
Tranche B-2 Term Loan, 3.61%, 3/31/17		2,360	2,360,991
Tranche B-3 Term Loan, 3.46%, 5/01/18		1,770	1,771,009
Health Management Associates, Inc., Term B Loan, 4.50%, 11/16/18		2,554	2,575,912
Iasis Healthcare LLC, Term B Loan, 5.00%, 5/03/18		2,230	2,233,588
Sheridan Holdings, Inc., Initial Term Loan (First Lien), 6.00%, 6/29/18		4,814	4,846,020

Floating Rate Loan Interests (c)	Par (000)		Value

Health Care Providers & Services (concluded)
Truven Health Analytics, Inc. (FKA Thomson Reuters (Healthcare), Inc.), New Tranche B Term Loan, 5.75%, 6/06/19	USD	4,177	$4,175,993
U.S. Renal Care, Inc., Initial Term Loan (First Lien), 6.25% - 7.25%, 7/03/19		2,963	2,992,201
Universal Health Services, Inc., Tranche B Term Loan 2011, 3.75%, 11/15/16		619	620,817
Vanguard Health Holding Co. II LLC (Vanguard Health System, Inc.), Initial Term Loan, 5.00%, 1/29/16		1,441	1,450,482

			50,481,854

Health Care Technology — 0.8%
IMS Health, Inc., Tranche B Dollar Term Loan, 4.50%, 8/26/17		7,640	7,695,856
MedAssets, Inc., Term Loan, 5.00%, 11/16/16		2,154	2,155,755

			9,851,611

Hotels, Restaurants & Leisure — 5.0%
Ameristar Casinos, Inc., B Term Loan, 4.00%, 4/16/18		1,098	1,105,524
Bass Pro Group LLC, Term Loan, 4.00%, 11/14/19		4,285	4,284,229
Boyd Gaming Corp., Increased Term Loan, 6.00%, 12/17/15		2,156	2,176,223
Caesars Entertainment Operating Co., Inc. (FKA Harrah’s Operating Co., Inc.):
Term B-1 Loan, 3.21%, 1/28/15		6,965	6,747,344
Term B-2 Loan, 3.21%, 1/28/15		2,130	2,063,438
Term B-4 Loan, 9.50%, 10/31/16		2,196	2,238,669
Term B-6 Loan, 5.46%, 1/28/18		3,174	2,842,612
Harrah’s Las Vegas Propco LLC, Term Loan, 3.31%, 2/13/13		6,534	5,485,480
NP Opco LLC (Station GVR Acquisition LLC), B Term Loan, 5.50%, 9/28/19		5,690	5,704,225
OSI Restaurant Partners LLC, Term Loan, 4.75%, 10/28/19		3,870	3,903,863
Pilot Travel Centers LLC, First Amendment Tranche B Term Loan, 4.25%, 8/07/19		2,380	2,391,900
SeaWorld Parks & Entertainment, Inc. (FKA SW Acquisitions Co., Inc.), Term B Loan, 4.00%, 8/17/17		6,248	6,287,677
Six Flags Theme Parks, Inc., Tranche B Term Loan, 4.25%, 12/20/18		5,130	5,148,314
Station Casinos LLC, Term Loan, 4.00%, 6/17/16		6,675	6,394,116
Stockbridge/SBE Holdings, Tranche B Loan, 13.00%, 5/02/17		590	582,625
Wendy’s International, Inc., Term Loan, 4.75%, 5/15/19		6,705	6,762,261

			64,118,500

Household Products — 0.7%
Spectrum Brands, Inc.:
Term Loan, 5.00%, 10/18/19		6,585	6,626,156
Term Loan, 5.00%, 10/18/19	CAD	1,960	1,973,121

			8,599,277

Independent Power Producers & Energy Traders — 1.8%
The AES Corp., Initial Term Loan, 4.25%, 6/01/18	USD	3,275	3,302,404

.
4	BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2012

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)		Value

Independent Power Producers & Energy Traders (concluded)
Calpine Corp.:
Term Loan (6/2011), 4.50%, 4/01/18	USD	1,492	$1,501,622
Term Loan, 4.50%, 4/01/18		5,972	6,009,148
Dynegy Midwest Generation LLC, Term Loan, 9.25%, 8/05/16		4,091	4,222,403
Dynegy Power LLC, Term Loan, 9.25%, 8/05/16		5,502	5,728,085
GenOn Energy, Inc./GenOn Americas, Inc., Term Loan, 6.50%, 12/04/17		2,179	2,187,029

			22,950,691

Insurance — 1.1%
Asurion LLC (FKA Asurion Corp.), Term Loan (First Lien), 5.50%, 5/24/18		5,905	5,952,026
CNO Financial Group, Inc.:
Tranche B-1 Term Loan, 4.25%, 9/28/16		2,490	2,496,225
Tranche B-2 Term Loan, 5.00%, 9/28/18		3,385	3,401,925
Cunningham Lindsey Intermediate Holdings (Delaware) LLC, Term Loan, 5.00%, 10/17/19		2,390	2,395,975

			14,246,151

Internet Software & Services — 0.2%
Web.com Group, Inc., Term Loan (First Lien 2012), 5.50%, 10/27/17		2,473	2,457,892

IT Services — 0.9%
Booz Allen Hamilton, Inc., Initial Tranche B Term Loan, 4.50%, 7/31/19		4,600	4,635,466
Genpact Ltd., Term Loan, 4.25%, 8/30/19		5,975	6,019,813
Neustar, Inc., Term Advance, 5.00%, 11/08/18		1,442	1,451,411

			12,106,690

Leisure Equipment & Products — 1.8%
Alpha Topco Ltd. (Formula One), Facility B2 (USD), 6.00%, 4/30/19		5,098	5,155,778
Eastman Kodak Co., Term Loan (DIP), 8.50%, 7/20/13		2,580	2,576,379
Equinox Holdings, Inc., Term Loan, 5.75%, 11/16/19		3,295	3,286,763
FGI Operating Co. LLC, Term B Loan, 5.50% - 6.50%, 4/19/19		3,393	3,418,522
Leslie’s Poolmart, Inc., Term Loan B, 0.50% - 5.25%, 10/16/19		7,930	7,949,825

			22,387,267

Life Sciences Tools & Services — 0.8%
Pharmaceutical Product Development, Inc. (Jaguar Holdings LLC), Term Loan, 6.25%, 12/05/18		9,641	9,779,295

Machinery — 2.4%
BakerCorp International, Inc. (FKA B-Corp Holdings, Inc.), Term Loan, 5.00%, 6/01/18		2,158	2,168,476
FleetPride Corp., Term Loan, 5.25%, 11/14/19		3,195	3,189,025
Rexnord LLC/RBS Global, Inc., Term B Loan Refinancing, 4.50%, 4/01/18		5,142	5,182,389
Schaeffler AG, Term Loan B, 4.70%, 1/27/15	EUR	2,895	3,689,769
Sensata Technology BV/Sensata Technology Finance Co. LLC, Term Loan, 4.00%, 5/12/18	USD	2,765	2,770,488
Terex Corp.:
New Euro Term Loan, 6.00%, 4/28/17	EUR	411	532,992
New U.S. Term Loan, 4.50%, 4/28/17	USD	3,699	3,730,697
Wabash National, Initial Term Loan, 6.00%, 5/08/19		4,329	4,372,792

Floating Rate Loan Interests (c)	Par (000)		Value

Machinery (concluded)
Windsor Financing LLC, Term Loan, 5.00%, 11/07/19	USD	4,445	$4,400,550

			30,037,178

Media — 5.7%
AMC Entertainment, Inc., Term B-3 Loan, 4.75%, 2/22/18		1,935	1,953,490
AMC Networks, Inc., Term Loan B, 4.00%, 12/31/18		2,756	2,761,813
Catalina Marketing Corp., 2017 Term Loan, 5.71%, 9/29/17		3,757	3,757,135
Cengage Learning Acquisitions, Inc. (Thomson Learning):
Original Term Loan, 2.71%, 7/03/14		1,826	1,390,655
Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		1,250	1,010,749
Charter Communications Operating LLC:
Term C Loan, 3.46%, 9/06/16		3,264	3,277,586
Term D Loan, 4.00%, 5/15/19		1,808	1,821,505
Clear Channel Communications, Inc.:
Term Loan, 3.76%, 7/30/14		5,033	4,914,457
Tranche B Term Loan, 3.88%, 1/29/16		4,061	3,294,740
Tranche C Term Loan, 3.88%, 1/29/16		1,269	1,004,941
Cumulus Media Holdings, Inc., Term Loan (First Lien), 5.75%, 9/17/18		3,213	3,225,151
FoxCo Acquisition Sub LLC, Initial Term Loan, 5.50%, 7/14/17		4,195	4,242,194
Gray Television, Inc., Initial Term Loan, 4.75%, 10/12/19		4,010	4,019,303
Kabel Deutschland GmbH, Facility F, 4.25%, 2/01/19		3,925	3,947,569
LIN Television Corp., Tranche B Term Loan, 5.00%, 12/21/18		1,970	1,981,204
MTL Publishing LLC (EMI Music Publishing Group North America Holdings, Inc.), Term B Loan, 5.50%, 6/29/18		4,544	4,586,777
Nielsen Finance LLC, Class B Dollar Term Loan, 3.96%, 5/02/16		4,946	4,968,770
Sinclair Television Group, Inc., New Tranche B Term Loan, 4.00%, 10/28/16		2,720	2,724,991
TWCC Holding Corp., Term Loan, 4.25%, 2/13/17		2,792	2,815,992
Univision Communications, Inc., Extended First-Lien Term Loan, 4.46%, 3/31/17		6,275	6,125,038
UPC Financing Partnership:
Facility T, 3.71%, 12/30/16		730	726,154
Facility U, 0.00% - 4.11%, 12/31/17	EUR	2,175	2,823,661
WideOpenWest Finance LLC, Term Loan, 6.25%, 7/17/18	USD	2,838	2,868,225
WMG Acquisitions Corp., Term Loan, 5.25%, 10/17/18		2,400	2,417,256

			72,659,356

Metals & Mining — 2.5%
Constellium Holdco BV, Initial Term Loan, 9.25%, 5/25/18		2,893	2,892,750
FMG Resources (August 2006) Pty Ltd. (FMG America Finance, Inc.), Term Loan, 5.25%, 10/18/17		13,900	13,934,750

.
BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2012	5

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)		Value

Metals & Mining (concluded)
Novelis, Inc.:
Term B-2 Loan, 4.00%, 3/10/17	USD	1,381	$1,384,452
Term Loan, 4.00%, 3/10/17		8,514	8,537,686
Walter Energy, Inc. (FKA Walter Industries, Inc.), B Term Loan, 5.75%, 4/02/18		5,011	5,023,750

			31,773,388

Multiline Retail — 0.7%
99¢ Only Stores, Tranche B-1 Loan, 5.25%, 1/11/19		2,263	2,284,426
Evergreen Acqco 1 LP, New Term Loan, 5.00% - 6.00%, 7/09/19		4,659	4,662,319
Hema Holding BV:
Facility B, 2.11%, 7/06/15	EUR	834	1,021,126
Facility C, 2.86%, 7/05/16		834	1,015,702

			8,983,573

Oil, Gas & Consumable Fuels — 3.6%
Chesapeake Energy Corp., Loan, 5.75%, 12/02/17	USD	7,735	7,599,637
EP Energy LLC (FKA Everest Acquisition LLC), Tranche B-1 Loan, 5.00%, 5/24/18		8,065	8,138,956
Gibson Energy ULC, Tranche B Term Loan, 4.75%, 6/15/18		6,350	6,417,882
MEG Energy Corp., Initial Term Loan, 4.00%, 3/18/18		4,401	4,419,227
Obsidian Natural Gas Trust, Loan, 7.00%, 11/02/15		930	929,737
Plains Exploration & Production, Inc., Term Loan, 4.00%, 9/28/19		8,200	8,230,750
Samson Investment Co., Initial Term Loan (Second Lien), 6.00%, 9/25/18		1,760	1,771,000
Tervita Corp. (FKA CCS Corp.):
Series A Term Loan, 6.50%, 11/14/14		2,139	2,137,062
Term Loan, 3.21%, 11/14/14		6,650	6,523,880

			46,168,131

Paper & Forest Products — 0.1%
NewPage Corp., Term Loan (DIP), 8.75%, 3/08/13		975	974,396

Personal Products — 0.4%
NBTY, Inc., Term B-1 Loan, 4.25%, 10/01/17		2,934	2,957,190
Prestige Brands, Inc., Term B Loan, 5.25% - 6.25%, 1/31/19		2,521	2,547,828

			5,505,018

Pharmaceuticals — 3.9%
Aptalis Pharma, Inc. (FKA Axcan Intermediate Holdings, Inc.), Term B-1 Loan, 5.50%, 2/10/17		10,406	10,402,394
Capsugel Holdings U.S., Inc., Initial Term Loan (New), 4.75%, 8/01/18		3,331	3,356,952
inVentiv Health, Inc. (FKA Ventive Health, Inc.):
Consolidated Term Loan, 6.50%, 8/04/16		2,103	1,982,128
Term B-3 Loan, 6.75%, 5/15/18		2,998	2,922,583
Par Pharmaceutical Cos., Inc. (Par Pharmaceutical, Inc.), Term B Loan, 5.00%, 9/30/19		11,425	11,386,955
Quintiles Transnational Corp., Term B Loan, 5.00%, 6/08/18		5,580	5,592,771
RPI Finance Trust, New Term Loan, 4.00%, 11/09/18		686	689,420

Floating Rate Loan Interests (c)	Par (000)		Value

Pharmaceuticals (concluded)
Valeant Pharmaceuticals International, Inc.:
Term Loan B, 4.25%, 9/19/19	USD	3,790	$3,801,370
Term Loan, 3.61%, 2/13/19		6,054	6,075,288
Warner Chilcott Co. LLC, Term B-2 Loan, 4.25%, 3/15/18		776	780,233
Warner Chilcott Corp.:
Additional Term B-1 Loan, 4.25%, 3/15/18		590	592,601
Term B-1 Loan, 4.25%, 3/15/18		1,553	1,560,466
WC Luxco S.à r.l. (Warner Chilcott), Term B-3 Loan, 4.25%, 3/15/18		1,067	1,072,820

			50,215,981

Professional Services — 0.1%
On Assignment, Inc., Initial Term B Loan, 5.00%, 5/15/19		1,579	1,587,320

Real Estate Investment Trusts (REITs) — 0.5%
iStar Financial, Inc., Loan, 5.75%, 10/15/17		6,431	6,432,966

Real Estate Management & Development — 1.6%
Realogy Corp.:
Extended (First Lien) Term Loan, 4.46%, 10/10/16		19,773	19,735,650
Extended Synthetic Commitment, 0.06% - 4.40%, 10/10/16		1,157	1,154,450
Non-Extended Synthetic Commitment, 0.06% - 3.15%, 10/10/13		150	145,642

			21,035,742

Road & Rail — 0.2%
Transtar Holding Co., Term Loan, 6.50%, 10/02/18		3,100	3,115,500

Semiconductors & Semiconductor Equipment — 0.7%
Freescale Semiconductor, Inc., Tranche B-1 Term Loan, 4.46%, 12/01/16		4,842	4,692,847
NXP BV/NXP Funding LLC:
Term Loan, 4.50%, 3/03/17		1,190	1,199,675
Tranche A-2 Loan, 5.50%, 3/03/17		1,741	1,769,395
Tranche B Loan, 5.25%, 3/19/19		968	973,616

			8,635,533

Software — 4.4%
Blackboard, Inc., Term Loan (First Lien), 7.50%, 10/04/18		575	578,251
First Data Corp.:
2018 Dollar Term Loan, 4.21%, 3/23/18		19,543	18,595,424
2018B Term Loan, 5.21%, 9/24/18		4,575	4,475,494
Infor (U.S.), Inc. (FKA Lawson Software, Inc.), Tranche B-2 Term Loan, 5.25%, 4/05/18		13,708	13,835,140
Interactive Data Corp., Term B Loan, 4.50%, 2/11/18		8,638	8,682,882
Sabre, Inc., Non-Extended Initial Term Loan, 2.21%, 9/30/14		375	374,468
Sophia, L.P., Initial Term Loan, 6.25%, 7/19/18		3,641	3,683,155
SS&C Technologies, Inc.,/Sunshine Acquisition II, Inc.:
Funded Term B-1 Loan, 5.00%, 6/07/19		5,163	5,219,095
Funded Term B-2 Loan, 5.00%, 6/07/19		534	539,906
SunGard Data Systems, Inc. (Solar Capital Corp.), Tranche B U.S. Term Loan, 3.83% - 3.94%, 2/28/16		589	588,679

			56,572,494

.
6	BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2012

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)		Value

Specialty Retail — 4.8%
Academy Ltd., Initial Term Loan (2012), 4.75%, 8/03/18	USD	7,581	$7,600,015
David’s Bridal, Inc., Initial Term Loan, 5.00%, 10/11/19		8,545	8,502,275
The Gymboree Corp., Term Loan, 5.00%, 2/23/18		944	910,782
Harbor Freight Tools USA, Inc./Central Purchasing LLC, Initial Loan, 5.50%, 11/14/17		2,294	2,307,625
J. Crew Group, Inc., Loan, 4.75%, 3/07/18		1,005	1,006,537
Jo-Ann Stores, Inc., Loan, 4.75%, 3/16/18		2,627	2,628,381
Michaels Stores, Inc.:
B-2 Term Loan, 4.88% - 4.94%, 7/31/16		6,968	7,028,481
B-3 Term Loan, 4.88% - 4.94%, 7/31/16		755	761,188
The Neiman Marcus Group, Inc., Term Loan, 4.75%, 5/16/18		4,990	4,988,952
Party City Holdings, Inc., Term Loan, 5.75%, 7/27/19		9,145	9,225,019
PETCO Animal Supplies, Inc., New Loan, 4.50%, 11/24/17		6,957	6,987,610
Toys ‘R’ Us-Delaware, Inc.:
Initial Loan, 6.00%, 9/01/16		1,708	1,682,798
Term B-2 Loan, 5.25%, 5/25/18		496	483,816
Term B-3 Loan, 5.25%, 5/25/18		1,249	1,218,294
The Yankee Candle Co., Inc., Initial Term Loan, 5.25%, 4/02/19		5,530	5,579,927

			60,911,700

Textiles, Apparel & Luxury Goods — 0.3%
Burlington Coat Factory Warehouse Corp., Term B-1 Loan, 5.50%, 2/23/17		1,377	1,386,579
Wolverine World Wide, Inc., Tranche B Term Loan, 4.00%, 7/31/19		2,888	2,904,116

			4,290,695

Transportation Infrastructure — 0.1%
Road Infrastructure Investment LLC, Term Loan (First Lien), 6.25%, 3/30/18		920	918,074

Wireless Telecommunication Services — 1.8%
Cricket Communications, Inc., Term Loan, 4.75%, 10/10/19		2,275	2,284,965
MetroPCS Wireless, Inc., Tranche B-3 Term Loan, 4.00%, 3/17/18		3,050	3,053,879
Vodafone Americas Finance 2, Inc.:
Initial Loan, 6.88%, 8/11/15 (d)		7,188	7,331,278
New Series A Loan, 6.25%, 7/11/16		5,981	6,145,734
WaveDivision Holdings LLC, Initial Term Loan, 5.50%, 10/12/19		3,940	3,989,250

			22,805,106

Total Floating Rate Loan Interests — 90.5%			1,155,304,658

Other Interests (e)	Beneficial Interest (000)		Value

Chemicals — 0.0%
Wellman Holdings, Inc.		8,250	83

Other Interests (e)	Beneficial Interest (000)	Value

Diversified Financial Services — 0.2%
J.G. Wentworth LLC Preferred Equity Interests	USD 1	$2,470,586

Total Other Interests — 0.2%		2,470,669

Rights	Shares	Value

Paper & Forest Products — 0.0%
Ainsworth Lumber Co. Ltd. (Issued 11/14/12) (b)	268,109	174,288

Total Rights — 0.0%		174,288

Warrants (f)	Shares	Value

Media — 0.0%
New Vision Holdings LLC:
(Issued 3/21/11, Expires 9/30/14, Strike Price $25)	7,419	22,257
(Issued 3/21/11, Expires 9/30/14, Strike Price $29.40)	41,217	123,651

Total Warrants — 0.0%		145,908

Total Long-Term Investments
(Cost — $1,216,126,842) — 96.1%		1,226,768,178

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (g)(h)	191,250,898	191,250,898

Total Short-Term Securities
(Cost — $191,250,898) — 15.0%		191,250,898

Total Investments
(Cost — $1,407,377,740*) — 111.1%		1,418,019,076
Liabilities in Excess of Other Assets — (11.1)%		(142,005,568)

Net Assets — 100.0%		$1,276,013,508

*	As of November 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,404,276,558

Gross unrealized appreciation	$21,404,738
Gross unrealized depreciation	(7,662,220)

Net unrealized appreciation	$13,742,518

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Variable rate security. Rate shown is as of report date.
(d)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(e)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

.
BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2012	7

Consolidated Schedule of Investments (continued)

(f)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.
(g)	Investments in issuers considered to be an affiliate of the Fund during the period ended November 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at November 30, 2012	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	105,813,605	85,437,293	191,250,898	$65,087

(h)	Represents the current yield as of report date.

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—	Foreign currency exchange contracts as of November 30, 2012 were as follows:

Currency Purchased	Currency Sold		Counter party	Settlement Date	Un- realized Appre- ciation

USD 1,953,874	CAD	1,940,000	Goldman Sachs Group, Inc.	1/16/13	$2,870
USD 5,023,723	CAD	4,913,000	UBS AG	1/16/13	82,853
USD 6,848,940	GBP	4,273,000	Goldman Sachs Group, Inc.	1/16/13	3,620
USD 1,122,847	GBP	700,000	UBS AG	1/16/13	1,451
USD 10,323,358	EUR	7,872,000	UBS AG	1/23/13	79,624

Total					$170,418

—	Credit default swaps on single-name issues - sold protection outstanding as of November 30, 2012 were as follows:

Issuer	Receive Fixed Rate	Counter party	Expir- ation Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Un- realized Appre- ciation

Caesars Enter- tainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.	12/20/15	CCC	USD 1,199	52,556

[1]	Using Standard & Poor’s rating.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

—

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long- Term
Invest- ments:
Common Stocks	$963,707	$877,188	$18,009	$1,858,904
Corporate Bonds	—	66,813,751	—	66,813,751
Floating Rate Loan Inte- rests	—	1,061,744,644	93,560,014	1,155,304,658
Other Inte- rests	—	—	2,470,669	2,470,669
Rights	174,288	—	—	174,288
Warrants	145,908	—	—	145,908
Short- Term Secu- rities	191,250,898	—	—	191,250,898

Total	$192,534,801	$1,129,435,583	$96,048,692	$1,418,019,076

.
8	BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2012

Consolidated Schedule of Investments (concluded)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$52,556	—	$52,556
Foreign currency exchange contracts	—	170,418	—	170,418

Total	—	$222,974	—	$222,974

[1]	Derivative financial instruments are swaps and foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of November 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Foreign currency at value	$6,827,165	—	—	$6,827,165
Liabilities:
Bank overdraft	—	$(2,110,658)	—	(2,110,658)

Total	$6,827,165	$(2,110,658)	—	$4,716,507

There were no transfers between Level 1 and Level 2 during the period ended November 30, 2012.

Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing transaction prices from recent transactions or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Floating Rate Loan Interests	Other Interests	Total

Assets:
Opening Balance, as of August 31, 2012	$18,010	$38,764,070	$2,470,669	$41,252,749
Transfers into Level 3[2]	—	36,830,862	—	36,830,862
Transfers out of Level 3[2]	—	(16,708,469)	—	(16,708,469)
Accrued discounts/premiums	—	18,100	—	18,100
Net realized gain (loss)	—	(3,447)	—	(3,447)
Net change in unrealized appreciation/depreciation[3]	(1)	3,287,204	—	3,287,203
Purchases	—	31,774,945	—	31,774,945
Sales	—	(403,251)	—	(403,251)

Closing Balance, as of November 30, 2012	$18,009	$93,560,014	$2,470,669	$96,048,692

[2]

Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period. As of August 31, 2012, the Fund used observable inputs in determining the value of certain investments. As of November 30, 2012, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning period value of $36,830,862 transferred from Level 2 to Level 3 in the disclosure hierarchy. As of August 31, 2012, the Fund used significant unobservable inputs in determining the value of certain investments. As of November 30, 2012, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $16,708,469 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]	The change in unrealized appreciation/depreciation on investments still held as of November 30, 2012 was $3,287,203.

.
BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2012	9

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: January 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: January 23, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: January 23, 2013